Basis of Presentation and Summary of Significant Accounting Policies - Long-Lived Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, equipment and depreciation and amortization
Impairment of long-lived assets held-for-use	$ 104,700	$ 0
Laboratory equipment
Property, equipment and depreciation and amortization
Estimated useful lives	5 years
Furniture and office equipment | Minimum
Property, equipment and depreciation and amortization
Estimated useful lives	3 years
Furniture and office equipment | Maximum
Property, equipment and depreciation and amortization
Estimated useful lives	5 years